Member loans	9 Months Ended
Sep. 30, 2013
Member loans [Abstract]
Member loans

Note 6 - Member loans:

In 2007, the Company entered into several demand loans with a member totaling $4,392,777 that accrue interest ranging from 6% to 12%. On February 27, 2009, $1,000,000 was converted to equity. In 2012, one of the notes for $500,000 was forgiven by the member in exchange for all of our membership interest in an investment in 408 W15 Members LLC, an unrelated party, which was held by the Company. There was no gain or loss recognized in this exchange. At September 30, 2013, December 31, 2012 and 2011, $6,473,702, $4,181,391 and $3,760,211, including accrued interest of $1,398,925, $1,106,614 and $885,434, respectively, remained outstanding under these loans. Interest expense recognized related to these member loans was $281,299, $252,405 and $266,165 in 2012, 2011 and 2010, respectively. These notes, along with accrued interest, was repaid in conjunction with the Merger.

On October 13, 2009, the Company entered into a promissory note with a member in the amount of $750,000, with interest accruing at a monthly rate of 12%. Principal and all unpaid and accrued interest are due on October 13, 2014. Subsequently, this member provided additional funds in the amount of $26,652 to the Company to be paid in accordance with the terms above. The loan was repaid in 2012. At December 31, 2011, $782,253, including accrued interest of $5,601, was outstanding under this loan. Interest expense recognized related to this member loan was $8,408, $110,026 and $101,003 in 2012, 2011 and 2010, respectively. These notes, along with accrued interest, was repaid in conjunction with the Merger.

The above member loans are subordinated to the credit facility with the bank (See Note 5).

On December 9, 2011, TOG UK entered into two loan agreements with entities that are controlled by a member for funds up to £230,000 and £300,000. The loans are due on demand and are accruing interest at an interest rate of 8%. At September 30, 2013, December 31, 2012 and 2011, $903,616, $846,222 and $0, respectively, was outstanding under these loans. Interest expense recognized related to these loans was $45,379 for the years ended December 31, 2012 and $0 in 2011 and 2010. These notes, along with accrued interest, was repaid in conjunction with the Merger.